Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Business Acquisition [Line Items]
Accrued advertising expense	¥ 1,087,818		¥ 1,244,782
Accrued shipping and handling expenses	1,492,047		1,438,818
Accrued payroll and social benefits	1,272,829		1,197,209
Deposits from vendors	721,182		662,376
Income tax payables	550,587		508,298
Other tax payables (Note a)	689,275		662,331
Accrued rental expenses	484,103		689,681
Accrued administrative expenses	86,317		116,167
Amounts received on behalf of third-party merchants (Note b)	404,303		470,494
Refund liability (Note c)	339,821		369,853
Cash-settled share-based compensation (Note 24(c))	624,689
Loan from non-controlling interests shareholders (Note d)	133,000		70,000
Payables for repurchasing of ordinary shares	167,089
Others	341,682		228,668
Total	¥ 8,394,742	$ 1,217,121	¥ 7,658,677
Period of unconditional right of return	7 days